UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09150

Industry Leaders Fund
(Exact name of Registrant as specified in charter)

104 Summit Ave PO Box 80
Summit, NJ 07902-0080
(Address of principal executive offices)  (Zip code)

Gerald P. Sullivan
104 Summit Ave PO Box 80
Summit, NJ 07902-0080
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (908) 273 5440

Date of fiscal year end:	6/30
Date of reporting period:	9/30/04

FORM N-Q

ITEM 1.  SCHEDULE OF INVESTMENTS.

Industry Leaders® Fund
Schedule of Investments - September 30, 2004
Common Stocks - 99.83%

Information Economy - 18.40%	Shares	Value

Hardware - 7.20%

Computer and Peripherals - 3.43%
Hewlett-Packard Company	8,705	163,219
International Business Machines Corporation	1,015	87,026
		250,245
Semiconductor - 3.28%
Intel Corporation	8,220	164,893
Texas Instruments Incorporated	3,510	74,693
		239,586
Semiconductor Capital Equipment - 0.49%
Applied Materials, Inc. (a)	2,180	35,948

Total Hardware		525,779

Media - 1.15%

Newspaper - 0.82%
Gannett Co., Inc.	710	59,470

Publishing - 0.33%
The McGraw-Hill Companies Inc.	300	23,907

Total Media		83,377

Software - 4.89%

Computer Software & Services - 4.89%
First Data Corporation	3,840	167,040
Microsoft Corporation	5,950	164,518
Oracle Corporation (a)	2,235	25,212
		356,770

Total Software		356,770

Telecommunication - 5.16%

Telecommunication Services - 5.16%
BellSouth Corp.	1,780	48,274
SBC Communications Inc.	6,290	163,225
Verizon Communications	4,190	165,002
		376,501

Total Telecommunication		376,501

Total Information Economy		1,342,427

Schedule of Investments Page 1

Industry Leaders® Fund
Schedule of Investments - September 30, 2004
Common Stocks - Continued

Manufacturing Economy - 29.64%	Shares	Value

Consumer Goods - 6.17%

Apparel - 0.36%
VF Corporation	530	26,209

Beverage (Alcoholic) - 0.21%
Anheuser-Busch Companies Inc.	300	14,985

Beverage (Soft Drinks) - 1.05%
Coca-Cola Company	1,920	76,896

Food Processing - 2.28%
Kraft Foods Inc.	5,240	166,213

Household Products - 0.89%
Procter & Gamble Company	1,200	64,944

Recreation - 0.95%
Carnival Corporation	1,470	69,516

Shoe - 0.27%
Nike Inc. - Class B	250	19,700

Toiletries/Cosmetics - 0.16%
Gillette Company	280	11,687

Total Consumer Goods		450,150

Energy - 9.85%

Oilfield Services - 1.33%
Schlumberger Limited	1,440	96,926

Petroleum Integrated - 7.63%
ChevronTexaco Corp.	3,058	164,031
ConocoPhillips Company	1,977	163,794
Exxon Mobil Corporation	3,478	168,092
Royal Dutch Petroleum Company	1,170	60,372
		556,289
Petroleum Producing - 0.89%
Apache Corporation	1,296	64,943

Total Energy		718,158

Schedule of Investments Page 2

Industry Leaders® Fund
Schedule of Investments - September 30, 2004
Common Stocks - Continued

Manufacturing Economy -continued	Shares	Value

Industrial Materials - 13.17%
Auto Parts OEM - 0.90%
Johnson Controls, Inc.	1,160	65,900

Cement & Aggregates - 0.23%
Vulcan Materials Company	330	16,814

Chemical Basic - 0.63%
Du Pont (E.I.) de Nemours & Company	1,070	45,796

Chemical Diversified - 0.79%
3M Company	720	57,578

Chemical Specialty - 0.78%
Praxair Technology, Inc.	1,330	56,844

Diversified - 2.73%
Honeywell International Inc.	1,090	39,087
United Technologies Corporation	1,715	160,147
		199,234
Electrical Equipment - 3.60%
Emerson Electric Co.	1,600	99,024
General Electric Company	4,875	163,703
		262,727

Schedule of Investments Page 3

Industry Leaders® Fund
Schedule of Investments - September 30, 2004
Common Stocks - Continued

Manufacturing Economy -continued	Shares	Value

Industrial Materials - Continued
Food Processing - 0.32%
Archer Daniels Midland Company	1,390	23,602

Furniture/Home Furnishing - 0.30%
Leggett & Platt, Incorporated	780	21,918

Gold/Silver Mining - 0.40%
Barrick Gold Corporation	1,385	29,140

Machinery - 1.26%
Caterpillar Inc.	1,140	91,713

Metal Fabricating - 0.37%
Illinois Tool Works Inc.	290	27,019

Metals & Mining - 0.64%
Alcoa Inc.	1,400	47,026

Steel General - 0.22%
Nucor Corporation	175	15,990

Total Industrial Materials		961,301

Utilities - 0.45%

Natural Gas Distribution - 0.45%
KeySpan Corporation	840	32,928

Total Utilities		32,928

Total Manufacturing Economy		2,162,537

Schedule of Investments Page 4

Industry Leaders® Fund
Schedule of Investments - September 30, 2004
Common Stocks - Continued

Service Economy - 51.81%	Shares	Value

Business Services - 1.88%

Advertising - 0.27%
Omnicom Group Inc.	270	19,726

Air Transport - 0.80%
United Parcel Service of America, Inc. - Class B	765	58,079

Building Materials - 0.32%
Fluor Corporation	530	23,596

Industrial Services - 0.49%
Cintas Corporation	830	34,893

Total Business Services		136,294

Consumer Services - 5.93%

Building Supplies - 1.03%
Home Depot Inc.	1,920	75,264

Food Wholesalers - 0.17%
SYSCO Corporation	405	12,118

Pharmacy Services - 0.90%
Walgreen Company	1,830	65,569

Restaurant - 0.89%
McDonald's Corporation	2,310	64,749

Retail Stores - 2.94%
Target Corporation	1,140	51,585
Wal-Mart Stores Inc.	3,065	163,058
		214,643

Total Consumer Services		432,343

Schedule of Investments Page 5

Industry Leaders® Fund
Schedule of Investments - September 30, 2004
Common Stocks - Continued

Service Economy - 51.81% - Continued	Shares	Value

Financial Services - 33.38%

Banks - 10.78%
Bank of America Corporation	3,800	164,654
JP Morgan Chase & Co.	4,112	163,370
US Bancorp	4,420	127,738
Wachovia Corporation	3,460	162,447
Wells Fargo & Co.	2,820	168,157
		786,366
Financial Services Diversified - 10.05%
American Express Company	1,590	81,821
American International Group, Inc.	2,425	164,876
Citigroup Inc.	3,731	164,612
Fannie Mae	2,600	164,840
Freddie Mac	2,410	157,228
		733,377
Insurance - Life - 2.23%
MetLife Inc.	4,210	162,717

Insurance Property & Casualty - 5.90%
Allstate Insurance Company	3,465	166,285
Berkshire Hathaway Inc "B" (a)	54	155,034
Chubb Corporation	1,550	108,934
		430,253
Securities Brokerage - 3.12%
Merrill Lynch & Co.	3,240	161,093
Morgan Stanley	1,350	66,555
		227,648
Thrift - 1.30%
Washington Mutual, Inc.	2,430	94,964

Total Financial Services		2,435,325

Schedule of Investments Page 6

Industry Leaders® Fund
Schedule of Investments - September 30, 2004
Common Stocks - Continued

Service Economy - Continued	Shares	Value

Healthcare Services - 10.62%

Biotechnology - 0.94%
Amgen Inc. (a)	1,210	68,583

Drugs - 4.61%
Eli Lilly & Co.	100	6,005
Merck & Co. Inc.	4,980	164,340
Pfizer Inc.	5,395	165,087
		335,432
Managed Care - 1.86%
UnitedHealth Group Incorporated	1,839	135,608

Medical Supplies - 3.21%
Abbott Laboratories, Inc.	1,760	74,554
Johnson & Johnson	2,830	159,414
		233,968

Total Healthcare Services		773,591

Total Service Economy		3,777,553

Total Common Stock		7,282,517
(Cost $6,645,722)
	Principal
Money Market Securities - 0.90%	Amount
Fiduciary Money Market Fund, 0.55% (b)	67,220	67,220
(Cost $67,220)

TOTAL INVESTMENTS - 100.75%		7,349,737
(Cost $6,712,941)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.75)%		(54,843)

NET ASSETS - 100%		7,294,894
(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2004
Sector breakdowns provided by Morningstar

Schedule of Investments Page 7

ITEM 2.  CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INDUSTRY LEADERS FUND

Date: November 29, 2004	By:	/s/ GERALD P. SULLIVAN
Gerald P. Sullivan
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

INDUSTRY LEADERS FUND

Date: November 29, 2004	By:	/s/ GERALD P. SULLIVAN
Gerald P. Sullivan
President and Chief Executive Officer

EXHIBIT INDEX

EX-99.cert	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.